EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Discount rate, percentage	0.25%
Accumulated benefit obligation	$ 13.9	$ 16.1
Successors [Member]
Multiemployer Plan [Line Items]
Total contributions	$ 3.3	$ 3.1